Fair value measurement - Quantitative information about the significant unobservable inputs used in level 3 fair value measurements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Contingent consideration liability at fair value	$ 17,718	$ 22,100	$ 16,410	$ 15,755
Expected revenues annual average [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Contingent consideration liability at fair value	$ 193,972
Possible increase in unobservable input, liabilities	10.00%
Amount of increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 1,800
Amount of increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	1,800
Contingent consideration [member] | At fair value [member] | Rate before tax [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Contingent consideration liability at fair value	$ 17,718
Range of inputs	8.73
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	0.873%
Amount of increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 1,400
Amount of increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 1,400